Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2020	Feb. 12, 2020	Jan. 17, 2020	Dec. 09, 2019	Sep. 10, 2019	Mar. 23, 2020	Feb. 29, 2020	Feb. 21, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 20, 2020	Jan. 01, 2020	May 13, 2019
Subsequent Events
Impairment on assets held for sale										$ 18,431		$ 18,431	$ 0	$ 0
Impairment of intangible assets												17,967
Goodwill, Impairment Loss												468
Stock Issued During Period, Shares, New Issues				49,680,000	39,675,000
Sale of Stock, Price Per Share							$ 20.25
Percentage of ownership																	74.00%
Proceeds from Issuance of Common Stock									$ 540,597		$ 0
Proceeds from Warrant Exercises												1,582	$ 1,574	$ 9,058
Revolving Credit Facility
Subsequent Events
Repayments of Lines of Credit									$ 65,000
Decision Resources Group
Subsequent Events
Business Combination, Consideration Transferred	$ 964,997
Payments to Acquire Businesses, Gross	900,000
Markmonitor Business
Subsequent Events
Impairment on assets held for sale										18,431
Impairment of intangible assets										17,967
Goodwill, Impairment Loss										468
Current Assets Reclassified To Assets Held-for-sale, Not Part of Disposal Group, Current										2,274		2,274
Noncurrent Assets Reclassified To Assets Held-for-sale, Not Part of Disposal Group, Current										28,345		28,345
Current Liabilities Reclassified To Liabilities Held-for-sale, Not Part of Disposal Group, Current										21,170		21,170
Noncurrent Liabilities Reclassified To Liabilities Held-for-sale, Not Part of Disposal Group, Current										$ 5,698		$ 5,698
Subsequent Event
Subsequent Events
Stock Issued During Period, Shares, New Issues						4,749,616
Beneficial Ownership Interest Percentage							38.30%
Percentage of ownership							59.30%
Class of Warrant or Right, Outstanding								24,132,666
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								1							0.4626
Proceeds from Warrant Exercises								$ 277,526
Subsequent Event | The Revolving Credit Facility
Subsequent Events
Repayments of Lines of Credit		$ 65,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 250,000
Subsequent Event | Public Offering [Member]
Subsequent Events
Stock Issued During Period, Shares, New Issues							27,600,000
Sale of Stock, Price Per Share							$ 20.25
Proceeds from Issuance of Common Stock							$ 540,736
Stock Issuance Costs							$ 18,164
Class Of Warrant Or Right Redemption Price Per Warrant															$ 0.01
Subsequent Event | Decision Resources Group
Subsequent Events
Business Combination, Consideration Transferred			$ 950,000
Payments to Acquire Businesses, Gross			900,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 50,000
Subsequent Event | Decision Resources Group | Term loan facility
Subsequent Events
Debt Instrument, Face Amount	$ 360,000
Subsequent Event | Markmonitor Business
Subsequent Events
Purchase price																$ 3,751